SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 INR (₨)
Short-term Debt [Line Items]
Short-term bank credit	$ 8,326
Current maturities of Long- term bank loan and other	$ 1,639
Weighted average interest
Short-term bank credit	3.30%	3.30%
Short-term and revolving credit lines	$ 18,187		$ 207
Total short-term bank credit and loans	$ 11,142		0
Rupees [Member]
Short-term Debt [Line Items]
Short-term bank credit | ₨		₨ 2,816
Current maturities of Long- term bank loan and other		₨ 1,980
Weighted average interest
Short-term bank credit	12.60%	12.60%
Current maturities of long-term loans	12.60%	12.60%
Israel [Member]
Weighted average interest
Short-term and revolving credit lines, expiration date	Dec. 31, 2020